DEBT AND CREDIT FACILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
DEBT AND CREDIT FACILITIES
DEBT AND CREDIT FACILITIES

NOTE 5       DEBT AND CREDIT FACILITIES

(unaudited) (millions of dollars)	March 31, 2017(b)	Weighted Average Interest Rate for the Quarter Ended March 31, 2017 (b)		December 31, 2016(b)		Weighted Average Interest Rate for the Year Ended December 31, 2016(b)

TC PipeLines, LP
Senior Credit Facility due 2021	110	2.03%		160		1.72%
2013 Term Loan Facility due July 2018	500	2.03%		500		1.73%
2015 Term Loan Facility due September 2018	170	1.93%		170		1.63%
4.65% Unsecured Senior Notes due 2021	350	4.65	%(a)	350		4.65	%(a)
4.375% Unsecured Senior Notes due 2025	350	4.375	%(a)	350		4.375	%(a)
GTN
5.29% Unsecured Senior Notes due 2020	100	5.29	%(a)	100		5.29	%(a)
5.69% Unsecured Senior Notes due 2035	150	5.69	%(a)	150		5.69	%(a)
Unsecured Term Loan Facility due 2019	65	1.73%		65		1.43%
PNGTS
5.90% Senior Secured Notes due December 2018	41	5.90	%(a)	53		5.90	%(a)
Tuscarora
Unsecured Term Loan due 2019	10	1.91%		10		1.64%
3.82% Series D Senior Notes due 2017	12	3.82	%(a)	12		3.82	%(a)

	1,858			1,920
Less: unamortized debt issuance costs and debt discount	8			9
Less: current portion	46			52	(c)

	1,804			1,859

(a)	Fixed interest rate
(b)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
(c)	Includes the PNGTS portion due at December 31, 2016 amounting to $5.5 million that was paid on January 3, 2017

The Partnership’s Senior Credit Facility consists of a $500 million senior revolving credit facility with a banking syndicate, maturing November 10, 2021, under which $110 million was outstanding at March 31, 2017 (December 31, 2016 - $160 million), leaving $390 million available for future borrowing. The LIBOR-based interest rate on the Senior Credit Facility was 2.04 percent at March 31, 2017 (December 31, 2016 — 1.92 percent).

As of March 31, 2017, the variable interest rate exposure related to 2013 Term Loan Facility was hedged by fixed interest rate swap arrangements and our effective interest rate was 2.31 percent (December 31, 2016 — 2.31 percent). Prior to hedging activities, the LIBOR-based interest rate on 2013 Term Loan Facility was 2.04 percent at March 31, 2017 (December 31, 2016 — 1.87 percent).

The LIBOR-based interest rate on the 2015 Term Loan Facility was 1.93 percent at March 31, 2017 (December 31, 2016 — 1.77 percent).

The 2013 Term Loan Facility and the 2015 Term Loan Facility (Term Loan Facilities) and the Senior Credit Facility  require the Partnership to maintain a certain leverage ratio (debt to adjusted cash flow [net income plus cash distributions received, extraordinary losses, interest expense, expense for taxes paid or accrued, and depreciation and amortization expense less equity earnings and extraordinary gains]) no greater than 5.00 to 1.00 for each fiscal quarter, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the leverage ratio is to be no greater than 5.50 to 1.00. The leverage ratio was 4.04 to 1.00 as of March 31, 2017.

GTN

GTN’s Unsecured Senior Notes, along with GTN’s Unsecured Term Loan Facility contain a covenant that limits total debt to no greater than 70 percent of GTN’s total capitalization.  GTN’s total debt to total capitalization ratio at March 31, 2017 was 44.7 percent. The LIBOR-based interest rate on the GTN’s Unsecured Term Loan Facility was 1.73 percent at March 31, 2017 (December 31, 2016 — 1.57 percent).

PNGTS

PNGTS’ Senior Secured Notes are secured by the PNGTS long-term firm shipper contracts and its partners’ pledge of their equity and a guarantee of debt service for six months. PNGTS is restricted under the terms of its note purchase agreement from making cash distributions unless certain conditions are met. Before a distribution can be made, the debt service reserve account must be fully funded and PNGTS’ debt service coverage ratio for the preceding and succeeding twelve months must be 1.30 or greater. At March 31, 2017, the debt service coverage ratio was 1.86 for the twelve preceding months and 1.52 for the twelve succeeding months. Therefore, PNGTS was not restricted to make any cash distributions.

Tuscarora

Tuscarora’s Series D Senior Notes, which require yearly principal payments until maturity, are secured by Tuscarora’s transportation contracts, supporting agreements and substantially all of Tuscarora’s property. The note purchase agreements contain certain provisions that include, among other items, limitations on additional indebtedness and distributions to partners. The Series D Senior Notes contain a covenant that limits total debt to no greater than 45 percent of Tuscarora’s total capitalization.  Tuscarora’s total debt to total capitalization ratio at March 31, 2017 was 21.05 percent. Additionally, the Series D Senior Notes require Tuscarora to maintain a Debt Service Coverage Ratio (cash available from operations divided by a sum of interest expense and principal payments) of greater than 3.00 to 1.00. The ratio was 3.92 to 1.00 as of March 31, 2017.

The LIBOR-based interest rate on the Tuscarora’s Unsecured Term Loan Facility was 2.12 percent at March 31, 2017 (December 31, 2016 —1.90 percent).

At March 31, 2017, the Partnership was in compliance with its financial covenants, in addition to the other covenants which include restrictions on entering into mergers, consolidations and sales of assets, granting liens, material amendments to the Third Amended and Restated Agreement of Limited Partnership (Partnership Agreement), incurring additional debt and distributions to unitholders.

The principal repayments required of the Partnership on its debt are as follows:

(unaudited)
(millions of dollars)

2017	40	(a)
2018	715	(a)
2019	43
2020	100
2021	460
Thereafter	500

	1,858	(a)

(a)	Recast to consolidate PNGTS for all periods presented. (Refer to Note 2).

NOTE 7 DEBT AND CREDIT FACILITIES

(millions of dollars)	December 31, 2016 (c)		Weighted Average Interest Rate for the Year Ended December 31, 2016 (c)		December 31, 2015 (c)	Weighted Average Interest Rate for the Year Ended December 31, 2015 (c)

TC PipeLines, LP
Senior Credit Facility due 2021	160		1.72%		200	1.44%
2013 Term Loan Facility due 2018	500		1.73%		500	1.44%
2015 Term Loan Facility due 2018	170		1.63%		170	1.47%
4.65% Unsecured Senior Notes due 2021	350		4.65	%(b)	350	4.65	%(b)
4.375% Unsecured Senior Notes due 2025	350		4.375	%(b)	350	4.375	%(b)
GTN
5.29% Unsecured Senior Notes due 2020	100		5.29	%(b)	100	5.29	%(b)
5.69% Unsecured Senior Notes due 2035	150		5.69	%(b)	150	5.69	%(b)
Unsecured Term Loan Facility due 2019	65		1.43%		75	1.15%
PNGTS
5.90% Senior Secured Notes due December 2018	53		5.90	%(b)	69	5.90	%(b)
Tuscarora
Unsecured Term Loan due 2019	10		1.64%		—	—
3.82% Series D Senior Notes due 2017	12		3.82	%(b)	16	3.82	%(b)

	1,920				1,980
Less: unamortized debt issuance costs and debt discount (a)	9				9
Less: current portion	52	(d)			36

	1,859				1,935

(a)

As a result of the application of ASU No. 2015-03 and similar to the presentation of debt discounts, debt issuance costs of $8 million at December 31, 2015 previously reported as other assets in the balance sheet were reclassified as an offset against debt. Refer to Note 3, Accounting Pronouncements.

(b)	Fixed interest rate.
(c)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
(d)	Includes the PNGTS portion due at December 31, 2016 amounting to $5.5 million that was paid on January 3, 2017 (Refer to Note 24-Subsequent Events).

TC PipeLines, LP

On November 10, 2016, the Partnership’s Senior Credit Facility was amended to extend the maturity period through November 10, 2021. The Facility consists of a $500 million senior revolving credit facility with a banking syndicate, under which $160 million was outstanding at December 31, 2016 (December 31, 2015 - $200 million), leaving $340 million available for future borrowing.

At the Partnership’s option, the interest rate on the outstanding borrowings under the Senior Credit Facility may be lenders’ base rate or the London Interbank Offered Rate (LIBOR) plus, in either case, an applicable margin that is based on the Partnership’s long-term unsecured credit ratings. The Senior Credit Facility permits the Partnership to specify the portion of the borrowings to be covered by specific interest rate options and, for LIBOR-based borrowings, to specify the interest rate period. The Partnership is required to pay a commitment fee based on its credit rating and on the unused principal amount of the commitments under the Senior Credit Facility. The Senior Credit Facility has a feature whereby at any time, so long as no event of default has occurred and is continuing, the Partnership may request an increase in the Senior Credit Facility of up to $500 million, but no lender has an obligation to increase their respective share of the facility.

The LIBOR-based interest rate on the Senior Credit Facility was 1.92 percent at December 31, 2016 (December 31, 2015 - 1.50 percent).

On July 1, 2013, the Partnership entered into a term loan agreement with a syndicate of lenders for a $500 million term loan credit facility (2013 Term Loan Facility). On July 2, 2013, the Partnership borrowed $500 million under the 2013 Term Loan Facility, to pay a portion of the purchase price of the 2013 Acquisition, maturing on July 1, 2018. The 2013 Term Loan Facility bears interest based, at the Partnership’s election, on the LIBOR or the base rate plus, in either case, an applicable margin. The base rate equals the highest of (i) SunTrust Bank’s prime rate, (ii) 0.50 percent above the federal funds rate and (iii) 1.00 percent above one-month LIBOR. The applicable margin for the term loan is based on the Partnership’s senior debt rating and ranges between 1.125 percent and 2.000 percent for LIBOR borrowings and 0.125 percent and 1.000 percent for base rate borrowings.

As of December 31, 2016, the variable interest rate exposure related to 2013 Term Loan Facility was hedged by fixed interest rate swap arrangements and our effective interest rate was 2.31 percent (2015-2.79 percent) . Prior to hedging activities, the LIBOR-based interest rate was 1.87 percent at December 31, 2016 (December 31, 2015 — 1.50 percent).

On September 30, 2015, the Partnership entered into an agreement for a $170 million term loan credit facility (2015 Term Loan Facility). The Partnership borrowed $170 million under the 2015 Term Loan Facility to refinance its Short-Term Loan Facility which matured on September 30, 2015.  The 2015 Term Loan Facility matures on October 1, 2018. The LIBOR-based interest rate on the 2015 Term Loan Facility was 1.77 percent at December 31, 2016 (December 31, 2015 — 1.39 percent).

The 2013 Term Loan Facility and the 2015 Term Loan Facility (Term Loan Facilities) and the Senior Credit Facility  require the Partnership to maintain a certain leverage ratio (debt to adjusted cash flow [net income plus cash distributions received, extraordinary losses, interest expense, expense for taxes paid or accrued, and depreciation and amortization expense less equity earnings and extraordinary gains]) no greater than 5.00 to 1.00 for each fiscal quarter, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the leverage ratio is to be no greater than 5.50 to 1.00. The leverage ratio was 4.01 to 1.00 as of December 31, 2016.

The Senior Credit Facility and the Term Loan Facilities contain additional covenants that include restrictions on entering into mergers, consolidations and sales of assets, granting liens, material amendments to the Partnership Agreement, incurrence of additional debt by the Partnership’s subsidiaries and distributions to unitholders. Upon any breach of these covenants, amounts outstanding under the Senior Credit Facility and the Term Loan Facilities may become immediately due and payable.

On March 13, 2015, the Partnership closed a $350 million public offering of senior unsecured notes bearing an interest rate of 4.375 percent maturing March 13, 2025. The net proceeds of $346 million were used to fund a portion of the 2015 GTN Acquisition (refer to Note 6) and to reduce the amount outstanding under our Senior Credit Facility. The indenture for the notes contains customary investment grade covenants.

PNGTS

PNGTS’ Senior Secured Notes are secured by the PNGTS long-term firm shipper contracts and its partners’ pledge of their equity and a guarantee of debt service for six months. PNGTS is restricted under the terms of its note purchase agreement from making cash distributions unless certain conditions are met. Before a distribution can be made, the debt service reserve account must be fully funded and PNGTS’ debt service coverage ratio for the preceding and succeeding twelve months must be 1.30 or greater. At December 31, 2016, the debt service coverage ratio was 2.41 for the twelve preceding months and 1.43 for the twelve succeeding months. Therefore, PNGTS was not restricted to make any cash distributions.

GTN

On June 1, 2015, GTN’s 5.09 percent unsecured Senior Notes matured. Also, on June 1, 2015, GTN entered into a $75 million unsecured variable rate term loan facility (Unsecured Term Loan Facility), which requires yearly principal payments until its maturity on June 1, 2019. The variable interest is based on LIBOR plus an applicable margin. The LIBOR-based interest rate on the Unsecured Term Loan Facility was 1.57 percent at December 31, 2016 (December 31, 2015 — 1.19 percent). GTN’s Unsecured Senior Notes, along with this new Unsecured Term Loan Facility contain a covenant that limits total debt to no greater than 70 percent of GTN’s total capitalization.  GTN’s total debt to total capitalization ratio at December 31, 2016 is 44.5 percent.

Tuscarora

Tuscarora’s Series D Senior Notes, which require yearly principal payments until maturity, are secured by Tuscarora’s transportation contracts, supporting agreements and substantially all of Tuscarora’s property. The note purchase agreements contain certain provisions that include, among other items, limitations on additional indebtedness and distributions to partners. The Series D Senior Notes contain a covenant that limits total debt to no greater than 45 percent of Tuscarora’s total capitalization.  Tuscarora’s total debt to total capitalization ratio at December 31, 2016 was 21.22 percent. Additionally, the Series D Senior Notes require Tuscarora to maintain a Debt Service Coverage Ratio (cash available from operations divided by a sum of interest expense and principal payments) of greater than 3.00 to 1.00. The ratio was 4.15 to 1.00 as of December 31, 2016.

On  April  29,  2016,  Tuscarora  entered  into  a $9.5  million  unsecured  variable  rate  term  loan  facility which requires  yearly principal  payments  until  its  maturity  on  April  29,  2019.  The variable interest is based on LIBOR plus an applicable margin and was 1.90 percent at December 31, 2016.

At December 31, 2016, the Partnership was in compliance with its financial covenants, in addition to the other covenants which include restrictions on entering into mergers, consolidations and sales of assets, granting liens, material amendments to the Partnership Agreement, incurring additional debt and distributions to unitholders.

The principal repayments required by the Partnership on its consolidated debt are as follows:

(millions of dollars)

2017	52	(a)
2018	715	(a)
2019	43
2020	100
2021	510
Thereafter	500

	1,920	(a)

(a)	Recast to consolidate PNGTS for all periods presented. (Refer to Note 2).